Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Detail) - USD ($)		Dec. 31, 2018		Dec. 31, 2017
Line of Credit Facility [Line Items]
Facility Limit		$ 6,000,000,000	[1]	$ 5,500,000,000
Outstanding Commercial Paper	[2]	324,000,000	[1]	3,298,000,000	[3]
Outstanding Letters of Credit		88,000,000	[1]	76,000,000
Facility capacity available		5,588,000,000	[1]	2,126,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit		6,000,000,000	[4]	5,500,000,000
Outstanding Commercial Paper	[5]	314,000,000	[4]	542,000,000	[6]
Outstanding Letters of Credit	[4]	16,000,000
Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit		1,500,000,000	[7]	1,500,000,000
Outstanding Commercial Paper	[8]	$ 10,000,000	[7]	629,000,000
Previous Credit Facility Five Billion [Member]
Line of Credit Facility [Line Items]
Facility Limit	[3]			5,000,000,000
Outstanding Commercial Paper	[2],[3]			3,298,000,000
Facility capacity available	[3]			1,702,000,000
Previous Credit Facility Five Billion [Member] | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[6]			5,000,000,000
Outstanding Commercial Paper	[5],[6]			542,000,000
Previous Credit Facility Five Hundred Million [Member]
Line of Credit Facility [Line Items]
Facility Limit	[3]			500,000,000
Outstanding Letters of Credit	[3]			76,000,000
Facility capacity available	[3]			424,000,000
Previous Credit Facility Five Hundred Million [Member] | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[6]			500,000,000
Previous Credit Facility Five Hundred Million [Member] | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[9]			500,000,000
Previous Credit Facility One Billion [Member] | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[9]			1,000,000,000
Outstanding Commercial Paper	[8],[9]			$ 629,000,000

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facilities were 2.93% and 1.61% at December 31, 2018 and 2017, respectively.
[3]	These credit facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[4]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[5]	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 2.94% and 1.65% at December 31, 2018 and 2017, respectively.
[6]	These facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The full amount of the facilities was available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. These facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[7]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[8]	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 2.58% and 1.57% at December 31, 2018 and 2017, respectively.
[9]	These facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. A maximum of a combined $1.5 billion of the facilities was available to Dominion Energy Gas, assuming adequate capacity was available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. These credit facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.